Property and Equipment, net:	6 Months Ended
Jun. 30, 2023
Property and Equipment, net [Abstract]
Property and Equipment, net:

Note 4

Property and Equipment, net:

The following table shows the property and equipment as of June 30, 2023 and December 31, 2022:

	June 30, 2023	December 31, 2022

Cost
Furniture and fixtures	$13,341	$13,341
Software	26,219	26,219
Total cost	39,560	39,560
Accumulated depreciation	(27,162)	(21,458)

Total property and equipment, net	$12,398	$18,102

Deprecation and related amortization expense was $5,704 for each of the six-month periods ended June 30, 2023 and 2022.